DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue from contracts with customers
Net sales by major product group were as follows:

	2023	2022

Activewear	$2,667,958	$2,762,533
Hosiery and underwear	527,953	477,949
	$3,195,911	$3,240,482

Net sales were derived from customers located in the following geographic areas:

	2023	2022

United States	$2,858,120	$2,846,810
Canada	112,426	122,518
International	225,365	271,154
	$3,195,911	$3,240,482